ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
14.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The components of accounts payable and accrued liabilities are as follows:

	December 31, 2015	December 31, 2014
Trade payables	$156.2	$76.0
Accrued payroll and related liabilities	43.5	27.5
Accrued interest	7.1	5.3
Accrued benefit obligation – pension plan (note 16)	8.3	8.2
Accrued benefit obligation – other employee future benefit plans (note 16)	6.4	6.5
Annual Property Tax	0.9	–
Payables related to capital projects	1.6	3.8
Environmental and remedial	0.1	0.9
Derivative liabilities	4.5	2.0
Other	15.9	7.1
	$244.5	$137.3